Leasing Arrangements - Schedule of Future Estimated Minimum Lease Payments Under Non-cancelable Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Finance Leases, 2020 (remaining 6 months)	$ 61
Finance Leases, 2021	45	$ 84
Finance Leases, 2022	35	44
Finance Leases, 2023	35	36
Finance Leases, 2024	8	36
Finance Leases, Total minimum lease payments	184	209
Finance Leases, Less amount representing interest	17	34
Finance Leases, Present value of net minimum obligations	167	175
Obligations under finance leases, current portion	70	68		$ 45
Obligation under finance leases, less current portion	97	107		54
Operating Leases, 2020 (remaining 6 months)	76
Operating Leases, 2021	20	209
Operating Leases, 2022	11	11
Operating Leases, 2023	2
Operating Leases, 2024
Operating Leases, Total minimum lease payments	109	220
Operating Leases, Less amount representing interest	5	17
Operating Leases, Present value of net minimum obligations	104	203
Obligations under operating leases, current portion	93	193	$ 204
Obligations under operating leases, less current portion	11	$ 10	$ 188
2020 (remaining 6 months)	137
2021	65
2022	46
2023	37
2024	8
Total minimum lease payments	293
Less amount representing interest	22
Present value of net minimum obligations	271
Less current obligation under finance and operating leases	163
Long-term obligation under finance and operating leases	$ 108